GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GOODWILL AND INTANGIBLE ASSETS
Future amortization expense	$ 325		$ 305
Amortization	$ 82	$ 9	177	$ 64	$ 71
Impairment of goodwill			$ 357